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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisors, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson          Denver, Colorado   August 13, 2009
-----------------------------   ----------------   ---------------
[Signature]                       [City, State]         [Date]

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Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $172,954.16
                                         (thousands)

List of Other Included Managers:

NO.   FORM 13F FILE NUMBER   NAME

NONE

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                          Form 13(F) Information Table

                             TITLE OF                VALUE      SHARES OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1,000)    PRN AMOUNT  PRN CALL DISCRETION MANAGERS SOLE SHARED      NONE
COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
3i Group PLC               Common Stock B1YW440   $  2,038.27    511,951.00  SH      DEFINED                            511,951.00
3I Infrastructure Lt       Common Stock B1RJLF8   $  2,043.83  1,354,004.00  SH      DEFINED                          1,354,004.00
Ackermans & van Haar       Common Stock 5715774   $    681.15     10,300.00  SH      DEFINED                             10,300.00
Altamir Amboise            Common Stock B1YJJ57   $    655.73    185,485.00  SH      DEFINED                            185,485.00
AP Alternative Asset       Common Stock B15Y0C5   $    812.21    331,513.00  SH      DEFINED                            331,513.00
Babcock & Brown            Common Stock 6617404   $    958.05 17,231,000.00  SH      DEFINED                         17,231,000.00
Brait                      Common Stock 6896292   $  1,363.36    669,631.00  SH      DEFINED                            669,631.00
Candover Investments       Common Stock 0171315   $    506.55     89,504.00  SH      DEFINED                             89,504.00
Capital Southwest          Common Stock 140501107 $    930.57     12,862.00  SH      DEFINED                             12,862.00
CapMan Oyj                 Common Stock 7086605   $    588.12    419,232.00  SH      DEFINED                            419,232.00
China Merchants            Common Stock 6189204   $  1,780.67    978,746.00  SH      DEFINED                            978,746.00
Continental Venture
(Closed-End)               Common Stock 6219673   $    647.26  1,529,990.00  SH      DEFINED                          1,529,990.00
Conversus Capital LP
Closed-End                 Common Stock B1WR8K1   $  3,095.69    315,565.00  SH      DEFINED                            315,565.00
DeA Capital SpA            Common Stock 5932012   $  1,099.32    544,944.00  SH      DEFINED                            544,944.00
Deutsche Beteiligung       Common Stock 5066331   $  1,853.10    107,569.00  SH      DEFINED                            107,569.00
Dinamia Capital            Common Stock 5377884   $  1,186.77     74,403.00  SH      DEFINED                             74,403.00
Electra Private Equi       Common Stock 0308544   $  1,584.59    102,464.00  SH      DEFINED                            102,464.00
Eurazeo                    Common Stock 7042395   $  1,548.37     37,288.00  SH      DEFINED                             37,288.00
GIMV N.V.                  Common Stock 5249080   $  2,566.21     51,413.00  SH      DEFINED                             51,413.00
GP Investments Ltd.        Common Stock B15Q9D5   $  2,044.76    515,000.00  SH      DEFINED                            515,000.00
Graphite Enterprises       Common Stock 0329200   $  1,519.14    330,961.00  SH      DEFINED                            330,961.00
Hal Trust                  Common Stock 4402839   $  1,605.25     20,514.00  SH      DEFINED                             20,514.00
HgCapital Trust            Common Stock 0392105   $  2,233.69    172,736.00  SH      DEFINED                            172,736.00
Intermediate Capital       Common Stock 0456443   $  1,028.26    129,200.00  SH      DEFINED                            129,200.00
Internet Capital           Common Stock 46059C205 $  1,287.83    191,357.00  SH      DEFINED                            191,357.00
IP Group PLC               Common Stock B128J45   $    892.67  1,179,550.00  SH      DEFINED                          1,179,550.00
KKR Private Equity         Common Stock G52830109 $  4,045.25    674,209.00  SH      DEFINED                            674,209.00
KTB Network Co.            Common Stock 6485764   $    890.67    264,800.00  SH      DEFINED                            264,800.00
Leucadia National Co       Common Stock 527288104 $  2,217.72    105,155.00  SH      DEFINED                            105,155.00
Macquarie Intl Infra       Common Stock B07NLK8   $  1,594.32  6,326,600.00  SH      DEFINED                          6,326,600.00
MVC Capital Inc            Common Stock 553829102 $  1,184.40    140,000.00  SH      DEFINED                            140,000.00
Onex Corporation           Common Stock 68272K103 $  2,404.80    139,857.00  SH      DEFINED                            139,857.00
Partners Group Global Opp. Common Stock B16KPY9   $    671.34    224,671.00  SH      DEFINED                            224,671.00
Private Equity Inv         Common Stock 0050403   $    558.30    291,289.00  SH      DEFINED                            291,289.00
Prospect Energy Corp       Common Stock 74348T102 $    852.38     92,650.00  SH      DEFINED                             92,650.00
Ratos AB                   Common Stock B130WD0   $  2,207.15    109,150.00  SH      DEFINED                            109,150.00
SVG Capital PLC            Common Stock 0789235   $    552.12    310,021.00  SH      DEFINED                            310,021.00
Wendel                     Common Stock 7390113   $  1,104.94     34,245.00  SH      DEFINED                             34,245.00
iShares Lehman US TIPS     ETF          464287176 $  8,403.58     82,688.00  SH      DEFINED                             82,688.00
iShares MSCI EAFE Index
Fund                       ETF          464287465 $ 15,460.88    337,500.00  SH      DEFINED                            337,500.00
iShares S&P 500 Index      ETF          464287200 $ 33,861.08    367,018.00  SH      DEFINED                            367,018.00
iShares S&P GSCI
Commodity-Index ETF        ETF          46428R107 $  3,767.16    125,363.00  SH      DEFINED                            125,363.00
Vanguard Emerging Market
ETF                        ETF          922042858 $  2,990.19     93,972.00  SH      DEFINED                             93,972.00

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Vanguard REIT ETF          ETF          922908553 $  4,626.29    149,187.00  SH      DEFINED                            149,187.00
Vanguard Short Term Term
Bond ETF                   ETF          921937827 $  6,363.66     80,400.00  SH      DEFINED                             80,400.00
Vanguard Small Cap         ETF          922908751 $  8,284.00    181,071.00  SH      DEFINED                            181,071.00
Vanguard Total Bond Total
Bond Mkt. ETF              ETF          921937835 $ 24,576.69    316,343.00  SH      DEFINED                            316,343.00
Angang Steel Co Ltd        Common Stock 6015644   $     85.03   51,242.0000  SH      DEFINED                           51,242.0000
JIANGXI COPPER CO LTD      Common Stock 6000305   $     96.09   58,641.0000  SH      DEFINED                           58,641.0000
CHINA PETROLEUM & CHEM     Common Stock 6291819   $    278.76  365,546.0000  SH      DEFINED                          365,546.0000
PETROCHINA COMPANY LTD.    Common Stock 6226576   $    374.47  337,460.0000  SH      DEFINED                          337,460.0000
China Shenhua Energy Co L  Common Stock B09N7M0   $    276.06   74,939.0000  SH      DEFINED                           74,939.0000
Yanzhou Coal Mining Co Lt  Common Stock 6109893   $    126.43   91,920.0000  SH      DEFINED                           91,920.0000
China Coal Energy Co       Common Stock B1JNK84   $    163.78  138,267.0000  SH      DEFINED                          138,267.0000
ALUMINUM CORP OF CHINA     Common Stock 6425395   $    148.94  157,264.0000  SH      DEFINED                          157,264.0000
China Oilfield Services L  Common Stock 6560995   $    198.18  182,625.0000  SH      DEFINED                          182,625.0000
ArcelorMittal South Afric  Common Stock 6182117   $    166.72   13,482.0000  SH      DEFINED                           13,482.0000
ANGLO AMERICAN PLATINUM    Common Stock 6761000   $    200.47    2,838.0000  SH      DEFINED                            2,838.0000
ANGLOGOLD LTD              Common Stock 6565655   $    184.23    5,027.0000  SH      DEFINED                            5,027.0000
TATNEFT-GDR                Common Stock B1G50G1   $    282.44   11,528.0000  SH      DEFINED                           11,528.0000
Bumi Resources Tbk PT      Common Stock 6043485   $    158.36  869,090.0000  SH      DEFINED                          869,090.0000
Cia Siderurgica Nacional   Common Stock B019KX8   $    209.00    9,390.0000  SH      DEFINED                            9,390.0000
ECOPETROL SA- SPON'D ADR   Common Stock B3D6J19   $    268.70   11,017.0000  SH      DEFINED                           11,017.0000
Gold Fields Ltd            Common Stock 6280215   $    185.61   15,327.0000  SH      DEFINED                           15,327.0000
Gerdau SA                  Common Stock 2645517   $    191.37   18,250.0000  SH      DEFINED                           18,250.0000
GRUPO MEXICO S.A. SER B    Common Stock 2643674   $    140.86  128,828.0000  SH      DEFINED                          128,828.0000
Metalurgica Gerdau SA      Common Stock 2648862   $    190.89   14,579.0000  SH      DEFINED                           14,579.0000
Impala Platinum Holdings   Common Stock B1FFT76   $    359.44   16,285.0000  SH      DEFINED                           16,285.0000
LUKOIL                     Common Stock 3189876   $    339.43    7,650.0000  SH      DEFINED                            7,650.0000
MMC Norilsk Nickel         Common Stock B114RK6   $    266.34   28,950.0000  SH      DEFINED                           28,950.0000
MOL HUNGARIAN OIL&GAS NY   Common Stock 4742494   $    265.01    4,308.0000  SH      DEFINED                            4,308.0000
Novolipetsk Steel OJSC     Common Stock B0RTNX3   $     89.56    4,369.0000  SH      DEFINED                            4,369.0000
NovaTek OAO                Common Stock B0DK750   $    269.46    5,649.0000  SH      DEFINED                            5,649.0000
Gazprom OAO                Common Stock 5140989   $    363.02   17,927.0000  SH      DEFINED                           17,927.0000
Petrobras Energia Partici  Common Stock 2539999   $     59.57   96,648.0000  SH      DEFINED                           96,648.0000
Petroleo Brasileiro SA     Common Stock 2684532   $    415.85   25,030.0000  SH      DEFINED                           25,030.0000
Polskie Gornictwo Naftowe  Common Stock B0L9113   $    168.87  132,393.0000  SH      DEFINED                          132,393.0000
Polski Koncern Naftowy Or  Common Stock 5810066   $    179.33   21,638.0000  SH      DEFINED                           21,638.0000
Polyus Gold Co             Common Stock B1L81J5   $    172.86    8,371.0000  SH      DEFINED                            8,371.0000
PTT PUBLIC COMPANY LIMIT   Common Stock 6420389   $    264.14   38,459.0000  SH      DEFINED                           38,459.0000
PTT Aromatics & Refining   Common Stock B2B3324   $     56.91  107,128.0000  SH      DEFINED                          107,128.0000
PTT Exploration & Product  Common Stock B1359K1   $    202.84   51,765.0000  SH      DEFINED                           51,765.0000
RELIANCE INDS-SPON GDR     Common Stock B16CYP9   $    513.44    6,186.0000  SH      DEFINED                            6,186.0000
Rosneft Oil Co             Common Stock B17FSC2   $    266.74   48,943.0000  SH      DEFINED                           48,943.0000
Surgutneftegaz             Common Stock B01WHG9   $    267.26   38,454.0000  SH      DEFINED                           38,454.0000
STERLITE INDUSTRIES - ADR  Common Stock 859737207 $    204.02   16,400.0000  SH      DEFINED                           16,400.0000
SASOL LIMITED              Common Stock 6777450   $    271.12    7,755.0000  SH      DEFINED                            7,755.0000
Suntech Power Holdings Co  Common Stock 86800C104 $    223.86   12,534.0000  SH      DEFINED                           12,534.0000
Severstal                  Common Stock B1G4YH7   $     83.84   15,469.0000  SH      DEFINED                           15,469.0000
Thai Oil PCL               Common Stock B0300P1   $     83.72   80,346.0000  SH      DEFINED                           80,346.0000
Usinas Siderurgicas de Mi  Common Stock 2386009   $    201.29    9,404.0000  SH      DEFINED                            9,404.0000
Cia Vale do Rio Doce       Common Stock 2257127   $    271.53   17,679.0000  SH      DEFINED                           17,679.0000
                                                  ----------- -------------                                          -------------
                                                  $172,954.16 40,920,371.00                                          40,920,371.00
                                                  =========== =============                                          =============